Note 17 - Regulatory Capital	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
17.	REGULATORY CAPITAL

The Bank and Company are subject to regulatory capital requirements administered by banking agencies. Capital adequacy guidelines and prompt corrective-action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors and the regulators can lower classifications in certain cases. Failure to meet various capital requirements can initiate regulatory action that could have a direct material effect on the financial statements. Management believes as of December 31, 2015, the Bank and Company have met all capital adequacy requirements to which it is subject.

The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, under-capitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required.

The Basel III Capital Rules became effective for the Bank on January 1, 2015 and certain provisions are subject to a phase-in period. The implementation of the capital conservation buffer will begin on January 1, 2016 at the 0.625% level and be phased in over a four -year period (increasing by that amount on each subsequent January 1, until it reaches 2.5% on January 1, 2019). The Basel III Capital Rules also provide for a “countercyclical capital buffer” that is applicable to only certain covered institutions and does not have any current applicability to the Bank. The capital conservation buffer is designed to absorb losses during periods of economic stress. Banking institutions with a ratio of Common Equity Tier 1 capital to risk-weighted assets above the minimum but below the conservation buffer (or below the combined capital conservation buffer and countercyclical capital buffer, when the latter is applied) will face constraints on dividends, equity repurchases and compensation based on the amount of the shortfall.

The following tables present actual and required capital ratios as of December 31, 2015 under the Basel III Capital Rules. Capital levels required to be considered well capitalized are based upon prompt corrective action regulations, as amended to reflect the changes under the Basel III Capital Rules.

	As of December 31, 2015
	Leverage	Tier 1 Risk Based	Common Equity Tier 1	Total Risk Based
The Middlefield Banking Company	9.23%	12.52%	12.52%	13.73%
Middlefield Banc Corp.	8.69%	12.00%	12.00%	13.20%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio (Bank only)	5.00%	8.00%	6.50%	10.00%

See Note 15 for additional information concerning regulatory capital requirements

The Company’s and its subsidiary’s actual capital ratios are presented in the following table that shows that all regulatory capital requirements were met as of December 31, 2014.

	As of December 31, 2014
	Leverage	Tier 1 Risk Based	Total Risk Based
The Middlefield Banking Company	9.25%	12.95%	14.19%
Middlefield Banc Corp.	9.60%	13.38%	14.64%
Adequately capitalized ratio	4.00%	4.00%	8.00%
Well-capitalized ratio (Bank only)	5.00%	6.00%	10.00%